PENSION (Tables)	12 Months Ended
Dec. 31, 2016
PENSION [Abstract]
Schedule of retirement benefit obligation activity
	As of December	As of December
In millions of $	31, 2015	31, 2016

Beginning balance	-	6.5
Current service cost	2.1	2.3
Payment of severance	(0.4)	(0.7)
Transferred-in from affiliated company	6.4	1.4
Transferred-out to affiliated company	(1.4)	(1.0)
Transfer of business	-	(1.5)
Unrealized actuarial losses	-	0.3
Effect of foreign currency translation	(0.2)	(0.2)

Ending balance	6.5	7.1